Schedule of Estimated Useful Lives of Leasehold Improvements and Equipment (Details) (USD $)	12 Months Ended
Dec. 31, 2012 Y
Significant Accounting Policies Schedule Of Estimated Useful Lives Of Leashold Improvements And Equipment 1	20.00%
Significant Accounting Policies Schedule Of Estimated Useful Lives Of Leashold Improvements And Equipment 2	30.00%
Significant Accounting Policies Schedule Of Estimated Useful Lives Of Leashold Improvements And Equipment 3	$ 5
Significant Accounting Policies Schedule Of Estimated Useful Lives Of Leashold Improvements And Equipment 4	10